Other disclosures - Residual maturity periods and average interest rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash, cash balances at Central Banks and other deposits on demand	€ 110,995	€ 76,454	€ 77,751	€ 69,853
Financial assets available-for-sale	133,271	116,774	122,036
Loans and receivables	903,013	840,004	836,156
Held-to-maturity investments	13,491	14,468	4,355
Total certain assets	1,155,980	1,042,213	1,035,449
Liabilities
Financial liabilities at amortized cost	1,126,069	1,044,240	1,039,343
Difference (assets less liabilities)	€ 29,911	€ (2,027)	€ (3,894)
Average interest rate - financial assets	4.61%	5.12%	5.22%
Average interest rate - held to maturity investments	1.52%	1.70%	2.39%
Average interest rate - financial liabilities	1.98%	2.57%	2.56%
Net borrowing position with ECB	€ 34,820
Deposits from central banks at amortised cost due to participation in the refinancing operations program	58,550
Undiscounted financial liabilities at amortised cost	1,118,461	€ 1,035,499	€ 1,029,777
On demand
Assets
Cash, cash balances at Central Banks and other deposits on demand	110,995	76,454	77,751
Loans and receivables	57,000	52,512	27,870
Total certain assets	168,321	129,166	105,793
Liabilities
Financial liabilities at amortized cost	537,604	480,075	407,925
Difference (assets less liabilities)	(369,283)	(350,909)	(302,132)
Undiscounted financial liabilities at amortised cost	537,546	476,091	406,155
1 month
Assets
Loans and receivables	58,686	48,420	57,666
Total certain assets	61,153	54,406	61,934
Liabilities
Financial liabilities at amortized cost	75,161	95,583	140,331
Difference (assets less liabilities)	(14,008)	(41,177)	(78,397)
Undiscounted financial liabilities at amortised cost	73,133	112,458	139,511
3 months
Assets
Loans and receivables	53,218	56,725	49,852
Total certain assets	54,864	58,732	52,241
Liabilities
Financial liabilities at amortized cost	87,939	67,282	68,991
Difference (assets less liabilities)	(33,075)	(8,550)	(16,750)
Undiscounted financial liabilities at amortised cost	110,270	72,048	68,419
3 to 12 months
Assets
Loans and receivables	96,689	85,521	82,485
Held-to-maturity investments	1,902	123
Total certain assets	110,088	91,086	94,384
Liabilities
Financial liabilities at amortized cost	130,672	125,774	123,214
Difference (assets less liabilities)	(20,584)	(34,688)	(28,830)
Undiscounted financial liabilities at amortised cost	128,920	107,254	121,939
1 to 3 years
Assets
Loans and receivables	119,541	113,387	111,322
Held-to-maturity investments	122	2,075	2,013
Total certain assets	142,110	139,036	132,053
Liabilities
Financial liabilities at amortized cost	136,487	115,591	147,349
Difference (assets less liabilities)	5,623	23,445	(15,296)
Undiscounted financial liabilities at amortised cost	119,082	110,293	145,559
3 to 5 years
Assets
Loans and receivables	112,786	93,816	102,462
Held-to-maturity investments	294	342	140
Total certain assets	124,244	108,058	121,139
Liabilities
Financial liabilities at amortized cost	83,542	69,467	49,975
Difference (assets less liabilities)	40,702	38,591	71,164
Undiscounted financial liabilities at amortised cost	75,681	69,245	48,896
More than five years
Assets
Loans and receivables	405,093	389,623	404,499
Held-to-maturity investments	11,173	11,928	2,202
Total certain assets	495,200	461,729	467,905
Liabilities
Financial liabilities at amortized cost	74,664	90,468	101,558
Difference (assets less liabilities)	420,536	371,261	366,347
Undiscounted financial liabilities at amortised cost	€ 73,829	€ 88,110	€ 99,298
Cash and deposits at central banks
Liabilities
Average interest rate - financial assets	0.53%	0.98%	0.79%
Debt instruments
Assets
Financial assets available-for-sale	€ 128,481	€ 111,287	€ 117,187
Loans and receivables	17,543	13,237	10,907
Held-to-maturity investments	€ 13,491	€ 14,468	€ 4,355
Liabilities
Average interest rate - financial assets available-for-sale	4.34%	4.33%	3.87%
Average interest rate - financial assets	3.06%	6.31%	5.40%
Debt instruments | On demand
Assets
Financial assets available-for-sale	€ 326	€ 200	€ 172
Loans and receivables	249	248	15
Debt instruments | 1 month
Assets
Financial assets available-for-sale	2,467	5,986	4,268
Loans and receivables	1,381	1,628	1,383
Debt instruments | 3 months
Assets
Financial assets available-for-sale	1,646	2,007	2,389
Loans and receivables	997	708	1,083
Debt instruments | 3 to 12 months
Assets
Financial assets available-for-sale	11,497	5,442	11,899
Loans and receivables	2,073	2,246	1,143
Debt instruments | 1 to 3 years
Assets
Financial assets available-for-sale	22,447	23,574	18,718
Loans and receivables	2,317	2,125	1,764
Debt instruments | 3 to 5 years
Assets
Financial assets available-for-sale	11,164	13,900	18,537
Loans and receivables	1,656	1,918	1,241
Debt instruments | More than five years
Assets
Financial assets available-for-sale	78,934	60,178	61,204
Loans and receivables	8,870	4,364	4,278
Loans and advances
Assets
Loans and receivables	885,470	826,767	825,249
Loans and advances | On demand
Assets
Loans and receivables	56,751	52,264	27,855
Loans and advances | 1 month
Assets
Loans and receivables	57,305	46,792	56,283
Loans and advances | 3 months
Assets
Loans and receivables	52,221	56,017	48,769
Loans and advances | 3 to 12 months
Assets
Loans and receivables	94,616	83,275	81,342
Loans and advances | 1 to 3 years
Assets
Loans and receivables	117,224	111,262	109,558
Loans and advances | 3 to 5 years
Assets
Loans and receivables	111,130	91,898	101,221
Loans and advances | More than five years
Assets
Loans and receivables	396,223	385,259	400,221
Loans and advances - Central banks
Assets
Loans and receivables	€ 26,278	€ 27,973	€ 17,337
Liabilities
Average interest rate - financial assets	5.10%	6.54%	7.45%
Loans and advances - Central banks | 1 month
Assets
Loans and receivables	€ 3,948	€ 941	€ 6,305
Loans and advances - Central banks | 3 months
Assets
Loans and receivables	1,446	11,499	5,007
Loans and advances - Central banks | 3 to 12 months
Assets
Loans and receivables	4,811	1,117	2,120
Loans and advances - Central banks | 1 to 3 years
Assets
Loans and receivables			47
Loans and advances - Central banks | 3 to 5 years
Assets
Loans and receivables		23	3,835
Loans and advances - Central banks | More than five years
Assets
Loans and receivables	16,073	14,393	23
Loans and advances - Credit institutions
Assets
Loans and receivables	€ 39,567	€ 35,424	€ 37,438
Liabilities
Average interest rate - financial assets	1.26%	1.96%	1.55%
Loans and advances - Credit institutions | On demand
Assets
Loans and receivables	€ 18,242	€ 16,632	€ 6,879
Loans and advances - Credit institutions | 1 month
Assets
Loans and receivables	4,198	4,938	11,974
Loans and advances - Credit institutions | 3 months
Assets
Loans and receivables	3,445	2,210	4,115
Loans and advances - Credit institutions | 3 to 12 months
Assets
Loans and receivables	5,708	2,220	5,294
Loans and advances - Credit institutions | 1 to 3 years
Assets
Loans and receivables	5,694	4,435	3,897
Loans and advances - Credit institutions | 3 to 5 years
Assets
Loans and receivables	939	1,268	1,240
Loans and advances - Credit institutions | More than five years
Assets
Loans and receivables	1,341	3,721	4,039
Loans and advances - Customers
Assets
Loans and receivables	€ 819,625	€ 763,370	€ 770,474
Liabilities
Average interest rate - financial assets	5.44%	5.79%	5.99%
Loans and advances - Customers | On demand
Assets
Loans and receivables	€ 38,509	€ 35,632	€ 20,976
Loans and advances - Customers | 1 month
Assets
Loans and receivables	49,159	40,913	38,004
Loans and advances - Customers | 3 months
Assets
Loans and receivables	47,330	42,308	39,647
Loans and advances - Customers | 3 to 12 months
Assets
Loans and receivables	84,097	79,938	73,928
Loans and advances - Customers | 1 to 3 years
Assets
Loans and receivables	111,530	106,827	105,614
Loans and advances - Customers | 3 to 5 years
Assets
Loans and receivables	110,191	90,607	96,146
Loans and advances - Customers | More than five years
Assets
Loans and receivables	378,809	367,145	396,159
Deposits
Liabilities
Financial liabilities at amortized cost	883,320	791,646	795,679
Undiscounted financial liabilities at amortised cost	878,077	789,637	792,465
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	527,499	471,494	403,579
Undiscounted financial liabilities at amortised cost	526,059	467,529	401,813
Deposits | 1 month
Liabilities
Financial liabilities at amortized cost	59,325	79,446	122,234
Undiscounted financial liabilities at amortised cost	57,490	95,231	121,750
Deposits | 3 months
Liabilities
Financial liabilities at amortized cost	66,667	42,583	47,277
Undiscounted financial liabilities at amortised cost	89,249	49,246	47,094
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	100,658	86,006	88,263
Undiscounted financial liabilities at amortised cost	99,780	68,830	87,916
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	81,169	69,775	88,808
Undiscounted financial liabilities at amortised cost	64,977	66,255	88,558
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	39,719	34,505	14,462
Undiscounted financial liabilities at amortised cost	32,365	34,781	14,406
Deposits | More than five years
Liabilities
Financial liabilities at amortized cost	8,283	7,837	31,056
Undiscounted financial liabilities at amortised cost	8,157	7,765	30,927
Deposits - Central banks
Liabilities
Financial liabilities at amortized cost	€ 71,414	€ 44,112	€ 38,872
Average interest rate - financial liabilities	0.24%	0.26%	0.17%
Undiscounted financial liabilities at amortised cost	€ 71,512	€ 44,099	€ 38,851
Deposits - Central banks | On demand
Liabilities
Financial liabilities at amortized cost	450	422	1,580
Undiscounted financial liabilities at amortised cost	451	422	1,579
Deposits - Central banks | 1 month
Liabilities
Financial liabilities at amortized cost	2,015	2,007	3,874
Undiscounted financial liabilities at amortised cost	2,018	2,006	3,872
Deposits - Central banks | 3 months
Liabilities
Financial liabilities at amortized cost	681	633	2,348
Undiscounted financial liabilities at amortised cost	23,801	633	2,347
Deposits - Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	2,715	101
Undiscounted financial liabilities at amortised cost	2,719	101
Deposits - Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	42,988	20,027	31,070
Undiscounted financial liabilities at amortised cost	27,138	20,021	31,053
Deposits - Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	22,565	20,922
Undiscounted financial liabilities at amortised cost	15,385	20,916
Deposits - Credit institutions
Liabilities
Financial liabilities at amortized cost	€ 91,300	€ 89,764	€ 109,209
Average interest rate - financial liabilities	2.40%	3.97%	2.64%
Undiscounted financial liabilities at amortised cost	€ 89,147	€ 89,639	€ 108,873
Deposits - Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	20,870	16,649	7,043
Undiscounted financial liabilities at amortised cost	20,378	16,676	7,021
Deposits - Credit institutions | 1 month
Liabilities
Financial liabilities at amortized cost	15,263	16,357	30,187
Undiscounted financial liabilities at amortised cost	14,903	15,789	30,094
Deposits - Credit institutions | 3 months
Liabilities
Financial liabilities at amortized cost	13,350	10,603	11,801
Undiscounted financial liabilities at amortised cost	13,035	15,500	11,765
Deposits - Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	25,406	23,313	31,843
Undiscounted financial liabilities at amortised cost	24,807	20,057	31,745
Deposits - Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	6,501	13,540	15,926
Undiscounted financial liabilities at amortised cost	6,348	12,364	15,877
Deposits - Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	5,247	5,560	6,295
Undiscounted financial liabilities at amortised cost	5,123	5,517	6,275
Deposits - Credit institutions | More than five years
Liabilities
Financial liabilities at amortized cost	4,663	3,742	6,114
Undiscounted financial liabilities at amortised cost	4,553	3,736	6,095
Deposits - Customers
Liabilities
Financial liabilities at amortized cost	€ 720,606	€ 657,770	€ 647,598
Average interest rate - financial liabilities	2.00%	2.25%	2.48%
Undiscounted financial liabilities at amortised cost	€ 717,418	€ 655,899	€ 644,741
Deposits - Customers | On demand
Liabilities
Financial liabilities at amortized cost	506,179	454,423	394,956
Undiscounted financial liabilities at amortised cost	505,230	450,431	393,213
Deposits - Customers | 1 month
Liabilities
Financial liabilities at amortized cost	42,047	61,082	88,173
Undiscounted financial liabilities at amortised cost	40,569	77,436	87,784
Deposits - Customers | 3 months
Liabilities
Financial liabilities at amortized cost	52,636	31,347	33,128
Undiscounted financial liabilities at amortised cost	52,413	33,113	32,982
Deposits - Customers | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	72,537	62,592	56,420
Undiscounted financial liabilities at amortised cost	72,254	48,672	56,171
Deposits - Customers | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	31,680	36,208	41,812
Undiscounted financial liabilities at amortised cost	31,491	33,870	41,628
Deposits - Customers | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	11,907	8,023	8,167
Undiscounted financial liabilities at amortised cost	11,857	8,348	8,131
Deposits - Customers | More than five years
Liabilities
Financial liabilities at amortized cost	3,620	4,095	24,942
Undiscounted financial liabilities at amortised cost	3,604	4,029	24,832
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	€ 214,910	€ 226,078	€ 222,787
Average interest rate - financial liabilities	2.56%	3.68%	3.70%
Undiscounted financial liabilities at amortised cost	€ 212,545	€ 219,346	€ 216,435
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	105	642	134
Undiscounted financial liabilities at amortised cost	1,486	623	130
Marketable debt securities | 1 month
Liabilities
Financial liabilities at amortized cost	11,927	12,861	13,142
Undiscounted financial liabilities at amortised cost	11,735	13,582	12,806
Marketable debt securities | 3 months
Liabilities
Financial liabilities at amortized cost	11,638	14,225	14,900
Undiscounted financial liabilities at amortised cost	11,387	12,705	14,511
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	29,286	39,465	34,303
Undiscounted financial liabilities at amortised cost	28,412	38,119	33,375
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	54,202	43,985	57,880
Undiscounted financial liabilities at amortised cost	52,989	42,201	56,340
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	43,395	34,520	34,998
Undiscounted financial liabilities at amortised cost	42,888	34,022	33,975
Marketable debt securities | More than five years
Liabilities
Financial liabilities at amortized cost	64,357	80,380	67,430
Undiscounted financial liabilities at amortised cost	63,648	78,094	65,299
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	27,839	26,516	20,877
Undiscounted financial liabilities at amortised cost	27,839	26,516	20,877
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	10,000	7,939	4,212
Undiscounted financial liabilities at amortised cost	10,001	7,939	4,212
Other financial liabilities | 1 month
Liabilities
Financial liabilities at amortized cost	3,909	3,276	4,955
Undiscounted financial liabilities at amortised cost	3,908	3,645	4,955
Other financial liabilities | 3 months
Liabilities
Financial liabilities at amortized cost	9,634	10,474	6,814
Undiscounted financial liabilities at amortised cost	9,634	10,097	6,814
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	728	303	648
Undiscounted financial liabilities at amortised cost	728	305	648
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	1,116	1,831	661
Undiscounted financial liabilities at amortised cost	1,116	1,837	661
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	428	442	515
Undiscounted financial liabilities at amortised cost	428	442	515
Other financial liabilities | More than five years
Liabilities
Financial liabilities at amortized cost	2,024	2,251	3,072
Undiscounted financial liabilities at amortised cost	€ 2,024	€ 2,251	€ 3,072